Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2025
Entity File Number	000-33043
Entity Registrant Name	OMNICELL, INC.
Entity Central Index Key	0000926326
Entity Tax Identification Number	94-3166458
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4220 North Freeway
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76137
City Area Code	877
Local Phone Number	415-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OMCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false